Postretirement Benefit Plans - Summary of Weighted Average Assumptions Used to Calculate Projected Benefit Obligations (Detail)	Dec. 31, 2016	Dec. 31, 2015
Pension and Other Postretirement Benefit Expense [Abstract]
Discount rate	2.00%	2.50%
Rate of compensation increase	1.90%	2.20%